COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Leases Monthly Payments For First Twelve Months	$ 16,620
Leases Monthly Payments For Second Twelve Months	17,285
Unrealated Party [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	203,430	154,536
Related party [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	153,682	54,648
Per Month [Member]
Commitments and Contingencies Disclosure [Line Items]
Leases Monthly Payments for First Six Months	15,461
Leases Monthly Payments for Remainder	$ 19,350